Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Mar. 25, 2025	Feb. 28, 2025
Subsequent Events [Line Items]
Aggregate gross purchase price	$ 30,000,000
Number of shares issued and outstanding	19.99%
A&R Joint Venture Agreement [Member]
Subsequent Events [Line Items]
Contributed an additional in capital contributions		$ 5,000,000